Nature of business	6 Months Ended
Jun. 30, 2026
Nature of business [abstract]
Nature of business
1.	Nature of business

Quantum BioPharma Ltd. (formerly, FSD Pharma Inc.) (“Quantum” or the “Company”) is a biopharmaceutical company dedicated to building a portfolio of innovative assets and biotech solutions for the treatment of challenging neurodegenerative, inflammatory and metabolic disorders and alcohol misuse disorders with drug candidates in different stages of development. Through its wholly owned subsidiary, Lucid Psycheceuticals Inc. ("Lucid"), Quantum is focused on the research and development of its lead compound, Lucid-MS (formerly Lucid-21-302) ("Lucid-MS"). Lucid-MS is a patented new chemical entity shown to prevent and reverse myelin degradation, the underlying mechanism of multiple sclerosis, in preclinical models. The Company also maintains selective R&D programs for inflammatory diseases (FSD-PEA) and depression (Lucid-PSYCH), though these initiatives remain secondary priorities. Quantum is also focused on the research and development of a treatment for alcohol misuse for application in hospitals and other medical practices. Quantum maintained, through its wholly owned subsidiary, FSD Strategic Investments Inc. ("FSD Strategic Investments"), a portfolio of strategic investments which historically represented loans secured by residential properties. During the year ended December 31, 2025, the entire portfolio of these loan receivables was sold to a corporation owned by the CFO of the Company. As of June 30, 2026, the Company no longer holds any loans secured by residential properties.

The Company’s registered office is located at 1 Adelaide Street East, Suite 801. On August 15, 2024, the Company consolidated its Class A Multiple Voting Shares and Class B Subordinate Voting Shares (each as defined hereinafter) on a 65:1 basis and changed its name to "Quantum BioPharma Ltd." with a new trading symbol "QNTM" on both NASDAQ and CSE.

On July 31, 2023, the Company entered into an exclusive intellectual property license agreement (the “License Agreement”) with Celly Nutrition Corp. (“Celly”). Celly changed its name to “Unbuzzd Wellness Inc.” (“Unbuzzd”), effective May 23, 2025. The License Agreement provides Unbuzzd access to proprietary information for the purposes of consumer product development and marketing. The License Agreement grants Unbuzzd the rights to a proprietary formulation of natural ingredients, vitamins, and minerals to help with liver and brain function for the purposes of potentially quickly relieving from the effects of alcohol consumption, such as inebriation, and restoring normal lifestyle. The License Agreement also grants Unbuzzd rights to certain trademarks. In exchange, Quantum received 200,000,000 Unbuzzd Common Shares (as defined below) following a 2:1 share-split. The Company also received an anti-dilution Warrant Certificate that entitles Quantum to purchase up to 25% of the Unbuzzd Common Shares deemed outstanding less the 200,000,000 Unbuzzd Common Shares issued under the License Agreement and from time to time as a result of any partial exercise under the anti-dilution Warrant Certificate. Quantum is also entitled to certain license fees and royalties under the License Agreement. Through the License Agreement, Quantum acquired 34.66% of Unbuzzd. On July 31, 2023, the Company and Unbuzzd entered into a loan agreement for gross proceeds of C$1,000,000. The loan was funded on August 1, 2023, and accrues interest at a rate of 10% per annum. Interest is payable annually and the loan matures on July 31, 2026. On April 3, 2024, an amendment to the loan agreement was approved for additional gross proceeds of C$300,000. In November 2023, through the Plan of Arrangement the Company distributed 45,712,529 of its 200,000,000 shares of Unbuzzd to its shareholders. The License Agreement was amended and restated on August 14, 2024. The condensed consolidated interim financial statements incorporate the assets and liabilities of Unbuzzd as of June 30, 2026, and the results of operations and cash flows for the three and six months ended June 30, 2026. As of June 30, 2026, the Company had a 19.48% (December 31, 2025 – 19.84%) ownership interest in Unbuzzd through Unbuzzd Common Shares.

Subsidiaries

These condensed consolidated interim financial statements are comprised of the financial results of the Company and its subsidiaries, which are the entities over which the Company has control. An investor controls an investee when it is exposed, or has rights, to variable returns from its involvement with the investee and can affect those returns through its power over the investee. The Company has the following subsidiaries:

		Ownership percentage as at	Ownership percentage as at
		June 30, 2026	December 31, 2025
Entity Name	Country	%	%
FSD Biosciences Inc.	USA	100.00	100.00
Prismic Pharmaceuticals Inc. (“Prismic”)	USA	100.00	100.00
FV Pharma Inc.	Canada	100.00	100.00
Lucid Psycheceuticals Inc.	Canada	100.00	100.00
FSD Strategic Investments Inc.	Canada	100.00	100.00
FSD Pharma Australia Pty Ltd (“FSD Australia”)	Australia	100.00	100.00
Unbuzzd Wellness Inc.	Canada	19.48	19.84
Huge Biopharma Australia Pty Ltd (“Huge Biopharma”)	Australia	100.00	100.00

Non-controlling interests (“NCI”) represent ownership interests in consolidated subsidiaries by parties that are not shareholders of the Company. They are shown as a component of total equity in the condensed consolidated interim statements of financial position, and the share of income (loss) attributable to non-controlling interests is shown as a component of net income (loss) in the condensed consolidated interim statements of loss and comprehensive loss. Changes in the parent company’s ownership that do not result in a loss of control are accounted for as equity transactions.